TCAP2 P-1

                         SUPPLEMENT DATED APRIL 8, 2004
                              TO THE PROSPECTUS OF
                     TEMPLETON CAPITAL ACCUMULATION PLANS II
                              DATED JANUARY 1, 2004

The prospectus is amended as follows:

I. The charts on pages 6 and 78 under the "How Do I Choose A Plan?" section , are replaced with the following, reflecting the addition of Monthly Investment Amounts of $333.33 and $375.00:

               MONTHLY INVESTMENTS AND SALES CHARGES FOR THE PLANS


                                                               SALES CHARGES
                             -----------------------------------------------------------------------------------
                                                                         % OF           % OF
    MONTHLY                                                             CHARGES        CHARGES        MONTHLY
  INVESTMENT     TOTAL        INVESTMENT    INVESTMENT     TOTAL       TO TOTAL         TO NET       INVESTMENT
    AMOUNT     INVESTMENT      1 THRU 12    13 THRU 180   CHARGE      INVESTMENT(%)  INVESTMENT(%)      AMOUNT
-----------------------------------------------------------------------------------------------------------------
$    50.00   $   9,000.00    $   25.00       $0.00     $   300.00        3.33           3.45        $    50.00
     75.00      13,500.00        37.50        0.00         450.00        3.33           3.45             75.00
    100.00      18,000.00        50.00        0.00         600.00        3.33           3.45            100.00
    125.00      22,500.00        62.50        0.00         750.00        3.33           3.45            125.00
    150.00      27,000.00        75.00        0.00         900.00        3.33           3.45            150.00
    166.66      29,998.80        83.33        0.00         999.96        3.33           3.45            166.66
    200.00      36,000.00       100.00        0.00       1,200.00        3.33           3.45            200.00
    250.00      45,000.00       125.00        0.00       1,500.00        3.33           3.45            250.00
    291.66      52,498.80       145.83        0.00       1,749.96        3.33           3.45            291.66
    300.00      54,000.00       150.00        0.00       1,800.00        3.33           3.45            300.00
    333.33      59,999.40       166.67        0.00       1,999.98        3.33           3.45            333.33
    350.00      63,000.00       175.00        0.00       2,100.00        3.33           3.45            350.00
    375.00      67,500.00       187.50        0.00       2,250.00        3.33           3.45            375.00
    400.00      72,000.00       200.00        0.00       2,400.00        3.33           3.45            400.00
    450.00      81,000.00       225.00        0.00       2,700.00        3.33           3.45            450.00
    500.00      90,000.00       250.00        0.00       3,000.00        3.33           3.45            500.00
    600.00     108,000.00       300.00        0.00       3,600.00        3.33           3.45            600.00
    700.00     126,000.00       350.00        0.00       4,200.00        3.33           3.45            700.00
    800.00     144,000.00       400.00        0.00       4,800.00        3.33           3.45            800.00
    900.00     162,000.00       450.00        0.00       5,400.00        3.33           3.45            900.00
  1,000.00     180,000.00       500.00        0.00       6,000.00        3.33           3.45          1,000.00
  1,250.00     225,000.00       625.00        0.00       7,500.00        3.33           3.45          1,250.00
  1,500.00     270,000.00       675.00        0.00       8,100.00        3.00           3.09          1,500.00
  1,750.00     315,000.00       700.00        0.00       8,400.00        2.67           2.74          1,750.00
  2,000.00     360,000.00       750.00        0.00       9,000.00        2.50           2.56          2,000.00
  2,500.00     450,000.00       812.50        0.00       9,750.00        2.17           2.21          2,500.00
  5,000.00     900,000.00     1,250.00        0.00      15,000.00        1.67           1.69          5,000.00
 10,000.00    1,800,000.00    1,500.00        0.00      18,000.00        1.00           1.01         10,000.00

                      MONTHLY INVESTMENTS AND SALES CHARGES
              IF YOU EXTEND YOUR PLAN TO A TOTAL OF 300 INVESTMENTS


                                                               SALES CHARGES
                             -----------------------------------------------------------------------------------
                                                                         % OF           % OF
    MONTHLY                                                             CHARGES        CHARGES        MONTHLY
  INVESTMENT     TOTAL        INVESTMENT    INVESTMENT     TOTAL       TO TOTAL         TO NET       INVESTMENT
    AMOUNT     INVESTMENT      1 THRU 12    13 THRU 180   CHARGE      INVESTMENT(%)  INVESTMENT(%)      AMOUNT
-----------------------------------------------------------------------------------------------------------------
$    50.00  $   15,000.00   $   25.00          $0.00     $   300.00       2.00          2.04        $    50.00
     75.00      22,500.00       37.50           0.00         450.00       2.00          2.04             75.00
    100.00      30,000.00       50.00           0.00         600.00       2.00          2.04            100.00
    125.00      37,500.00       62.50           0.00         750.00       2.00          2.04            125.00
    150.00      45,000.00       75.00           0.00         900.00       2.00          2.04            150.00
    166.66      49,998.08       83.33           0.00         999.96       2.00          2.04            166.66
    200.00      60,000.00      100.00           0.00       1,200.00       2.00          2.04            200.00
    250.00      75,000.00      125.00           0.00       1,500.00       2.00          2.04            250.00
    291.66      87,498.00      145.80           0.00       1,749.96       2.00          2.04            291.66
    300.00      90,000.00      150.00           0.00       1,800.00       2.00          2.04            300.00
    333.33      99,999.00      166.67           0.00       1,999.98       2.00          2.04            333.33
    350.00     105,000.00      175.00           0.00       2,100.00       2.00          2.04            350.00
    375.00     112,500.00      187.50           0.00       2,250.00       2.00          2.04            375.00
    400.00     120,000.00      200.00           0.00       2,400.00       2.00          2.04            400.00
    450.00     135,000.00      225.00           0.00       2,700.00       2.00          2.04            450.00
    500.00     150,000.00      250.00           0.00       3,000.00       2.00          2.04            500.00
    600.00     180,000.00      300.00           0.00       3,600.00       2.00          2.04            600.00
    700.00     210,000.00      350.00           0.00       4,200.00       2.00          2.04            700.00
    800.00     240,000.00      400.00           0.00       4,800.00       2.00          2.04            800.00
    900.00     270,000.00      450.00           0.00       5,400.00       2.00          2.04            900.00
  1,000.00     300,000.00      500.00           0.00       6,000.00       2.00          2.04          1,000.00
  1,250.00     375,000.00      625.00           0.00       7,500.00       2.00          2.04          1,250.00
  1,500.00     450,000.00      675.00           0.00       8,100.00       1.80          1.83          1,500.00
  1,750.00     525,000.00      700.00           0.00       8,400.00       1.60          1.63          1,750.00
  2,000.00     600,000.00      750.00           0.00       9,000.00       1.50          1.52          2,000.00
  2,500.00     750,000.00      812.50           0.00       9,750.00       1.30          1.32          2,500.00
  5,000.00   1,500,000.00    1,250.00           0.00      15,000.00       1.00          1.01          5,000.00
 10,000.00   3,000,000.00    1,500.00           0.00      18,000.00       0.60          0.60         10,000.00


II. The section entitled "Services To Help You Manage Your Plan", beginning on page 15, is supplemented with the following:

EXCHANGING FUND SHARES

After you have completed your Plan or your Plan is terminated, you may choose to hold shares of the Fund directly by notifying the Custodian to reregister your shares directly in your name. You will then have the option of exchanging your Fund shares for shares of other Franklin Templeton Funds according to the terms and conditions set forth in each Franklin Templeton Fund's current prospectus. Fund shares that you receive other than through the completion of your Plan cannot be exchanged for shares of another Franklin Templeton Fund until the end of the 18th month after your initial investment in the Plan.

                Please keep this supplement for future reference.